Earnings Per Share (''EPS'') (Details 1) - shares	12 Months Ended
	Jul. 03, 2016	Jun. 28, 2015
Stock Options
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Antidilutive options excluded from earnings per share computation	9,010	10,000